Other payables and accrued liabilities (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Payables and Accruals [Abstract]
Other payables	$ 385,130	$ 394,228
Salary payables	710,012	553,631
Accrued expenses and other	514,106	525,508
Total other payables and accrued liabilities	$ 1,609,248	$ 1,473,367